Annual Total Returns - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - Fidelity SAI Sustainable U.S. Equity Fund
Jul. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 14, 2022
Fidelity SAI Sustainable U.S. Equity Fund
Bar Chart Table:
Annual Return 2023	24.99%